SEGMENTED INFORMATION - Summary of Segments by Balance Sheet Disclosures (Details) - USD ($) $ in Millions	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022
Disclosure of operating segments [line items]
Cash and cash equivalents	$ 614	$ 639	$ 627	$ 595	$ 657	$ 642
Property, plant and equipment, at fair value	37,760		44,038
Total assets	42,613		49,421
Total liabilities	27,774		32,292
Total
Disclosure of operating segments [line items]
Cash and cash equivalents	267		258
Property, plant and equipment, at fair value	17,725		20,361
Total assets	20,798		23,251
Total liabilities	15,263		17,463
Contribution from equity-accounted investments
Disclosure of operating segments [line items]
Cash and cash equivalents	0		(5)
Property, plant and equipment, at fair value	(6)		(752)
Total assets	(3)		(222)
Total liabilities	(3)		(222)
Non-controlling interests
Disclosure of operating segments [line items]
Cash and cash equivalents	347		374
Property, plant and equipment, at fair value	20,041		24,429
Total assets	21,818		26,392
Total liabilities	12,514		15,051
Hydroelectric
Disclosure of operating segments [line items]
Property, plant and equipment, at fair value	25,280		26,812
Hydroelectric | Total
Disclosure of operating segments [line items]
Cash and cash equivalents	161		89
Property, plant and equipment, at fair value	13,233		13,914
Total assets	15,168		15,899
Total liabilities	7,333		7,748
Wind
Disclosure of operating segments [line items]
Property, plant and equipment, at fair value	5,567		7,975
Wind | Total
Disclosure of operating segments [line items]
Cash and cash equivalents	44		89
Property, plant and equipment, at fair value	2,102		2,713
Total assets	2,265		2,986
Total liabilities	1,348		2,206
Solar
Disclosure of operating segments [line items]
Property, plant and equipment, at fair value	6,763		9,043
Solar | Total
Disclosure of operating segments [line items]
Cash and cash equivalents	48		68
Property, plant and equipment, at fair value	1,708		2,422
Total assets	1,910		2,604
Total liabilities	1,679		2,154
Distributed energy & sustainable solutions | Total
Disclosure of operating segments [line items]
Cash and cash equivalents	13		12
Property, plant and equipment, at fair value	682		1,312
Total assets	1,148		1,370
Total liabilities	403		589
Corporate | Total
Disclosure of operating segments [line items]
Cash and cash equivalents	1		0
Property, plant and equipment, at fair value	0		0
Total assets	307		392
Total liabilities	$ 4,500		$ 4,766